Goodwill and Intangible Assets - Intangible Assets by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Changes in intangibles
Balance at beginning of year	$ 59,011	$ 91,379
Amortization	(18,152)	(25,075)	$ (46,200)
Foreign currency translation	(2,835)	(7,293)
Balance at end of year	38,024	59,011	91,379
National Governments
Changes in intangibles
Balance at beginning of year	1,107	1,920
Amortization	(531)	(752)
Foreign currency translation	(143)	(61)
Balance at end of year	433	1,107	1,920
Private
Changes in intangibles
Balance at beginning of year	27,509	38,554
Amortization	(4,037)	(5,609)
Foreign currency translation	516	(5,436)
Balance at end of year	23,988	27,509	38,554
State And Local Governments
Changes in intangibles
Balance at beginning of year	30,395	50,905
Amortization	(13,584)	(18,714)
Foreign currency translation	(3,208)	(1,796)
Balance at end of year	$ 13,603	$ 30,395	$ 50,905